Related party transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

13. Related party transactions

	2019 $	2018 $
Accounting fees	31,132	28,709
Directors' fees	71,427	-
Management fees	160,500	163,819
Stock-based compensation	355,333	283,194
	618,392	475,722

There was $2,284 owing to related parties at December 31, 2019 (2018 - $7,526) included in accounts payable.  The balances owing are unsecured, non-interest bearing, and have no specific terms of repayment.

Key management includes the Chief Executive Officer, the Chief Financial Officer and the directors of the Company.  Compensation paid or payable to key management for services during the years ended December 31, 2019 amounted to $205,059 (2018 - $143,284) for short-term benefits and $355,333 (2018 - $283,194) for stock-based compensation.

The Company has a month to month office sublease with a company with common directors (Note 9).  During the year ended December 31, 2019, the Company recorded office sublease income of $28,147 relating to the sublease.